The Haven Capital Management Trust
                         c/o Haven Capital Management, Inc.
                            655 Third Avenue, 19th Floor
                              New York, New York 10017

                                                               February 28, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


                         THE HAVEN CAPITAL MANAGEMENT TRUST
                           Filing Pursuant to Rule 497(j)
                      (Registration Nos. 33-76670 and 811-8428)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, The Haven Capital Management Trust (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 25, 2000.


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     Please telephone the undersigned at (212) 953-2322 with any questions about this certificate.


                              Very truly yours,

                              THE HAVEN CAPITAL MANAGEMENT TRUST


                              By:  /s/ Colin C. Ferenbach
                              -----------------------------
                              Colin C. Ferenbach
                              President